Equity Method Investment (Details) - Schedule of equity investment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of equity investment [Abstract]
Current assets	$ 185,475,967	$ 123,683,068
Noncurrent assets	49,563,814	40,594,887
Current liabilities	15,322,651	7,910,987
Noncurrent liabilities	115,281,459	93,763,889
Equity	104,435,671	62,603,079
Net revenue	42,638,708	21,193,564
Gross profit (loss)	(459,520)	(232,431)
Loss from operations	(4,242,637)	(780,422)	(2,434,002)
Net loss	$ (3,540,102)	$ (780,422)	$ (2,434,016)